Loans and Accounts Receivable From Customers - Movements in Loan Portfolio disaggregated by individually and grouped assessed loans - Commercial loans (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Beginning balance		$ 20,143,785
Commercial loans [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	$ 0	0
New financial assets originated or purchased	136,559	110,022
Financial assets that have been derecognized	(114,655)	(120,684)
Foreign exchange and other movements	20,589	7,018
Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	21,482,490	20,382,605
- Charge-offs	(173,272)	(145,813)
New financial assets originated or purchased	7,343,332	6,328,440
Financial assets that have been derecognized	(6,055,454)	(5,314,115)
Foreign exchange and other movements	537,718	231,373
Balances as of December 31, 2018	23,134,814	21,482,490
Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	14,366,900	13,716,546
- Charge-offs	(98,686)	(71,739)
New financial assets originated or purchased	5,446,411	4,695,766
Financial assets that have been derecognized	(4,763,904)	(4,179,168)
Foreign exchange and other movements	509,823	205,495
Balances as of December 31, 2018	15,460,544	14,366,900
IFRS9 [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	282,800	221,176
Financial assets that have been derecognized	(199,319)	(193,074)
Foreign exchange and other movements	37,787	9,977
IFRS9 [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	21,482,490
Balances as of December 31, 2018	23,134,814	21,482,490
IFRS9 [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	14,366,900
Balances as of December 31, 2018	15,460,544	14,366,900
Individually assessed for credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	508,554	369,047
- Charge-offs	(21,841)
New financial assets originated or purchased	87,496	110,982
Financial assets that have been derecognized	(58,435)	(8,129)
Net transfer from (to) group assessed	46,466
Foreign exchange and other movements	48,266	36,654
Balances as of December 31, 2018	610,506	508,554
Individually assessed for credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	508,554	369,047
- Charge-offs	(21,841)
New financial assets originated or purchased	87,496	110,982
Financial assets that have been derecognized	(58,435)	(8,129)
Net transfer from (to) group assessed	46,466
Foreign exchange and other movements	48,266	36,654
Balances as of December 31, 2018	610,506	508,554
Individually assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance		39,213
- Transfer to stage 2		(39,213)
Net transfer from (to) group assessed	20,807
Balances as of December 31, 2018	20,807
Individually assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance		39,213
- Transfer to stage 2		(39,213)
Net transfer from (to) group assessed	20,807
Balances as of December 31, 2018	20,807
Individually assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	367,611	307,702
- Transfer to stage 2		39,213
- Transfer to stage 3	(116,202)
New financial assets originated or purchased	55,367	69,356
Financial assets that have been derecognized	(46,681)	(8,129)
Net transfer from (to) group assessed	25,659
Foreign exchange and other movements	35,734	(40,531)
Balances as of December 31, 2018	321,488	367,611
Individually assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	367,611	307,702
- Transfer to stage 2		39,213
- Transfer to stage 3	(116,202)
New financial assets originated or purchased	55,367	69,356
Financial assets that have been derecognized	(46,681)	(8,129)
Net transfer from (to) group assessed	25,659
Foreign exchange and other movements	35,733	(40,531)
Balances as of December 31, 2018	321,487	367,611
Individually assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	140,943	22,132
- Transfer to stage 3	116,202
- Charge-offs	(21,841)
New financial assets originated or purchased	32,129	41,626
Financial assets that have been derecognized	(11,754)
Foreign exchange and other movements	12,532	77,185
Balances as of December 31, 2018	268,211	140,943
Individually assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	140,943	22,132
- Transfer to stage 3	116,202
- Charge-offs	(21,841)
New financial assets originated or purchased	32,129	41,626
Financial assets that have been derecognized	(11,754)
Foreign exchange and other movements	12,533	77,185
Balances as of December 31, 2018	268,212	140,943
Collectively assessed for credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	20,973,936	20,013,558
- Charge-offs	(151,431)	(145,813)
New financial assets originated or purchased	7,255,836	6,217,458
Financial assets that have been derecognized	(5,997,019)	(5,305,986)
Net transfer from (to) group assessed	(46,466)
Foreign exchange and other movements	489,452	194,719
Balances as of December 31, 2018	22,524,308	20,973,936
Collectively assessed for credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	13,858,346	13,347,499
- Charge-offs	(76,845)	(71,739)
New financial assets originated or purchased	5,358,915	4,584,784
Financial assets that have been derecognized	(4,705,469)	(4,171,039)
Net transfer from (to) group assessed	(46,466)
Foreign exchange and other movements	461,557	168,841
Balances as of December 31, 2018	14,850,038	13,858,346
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	17,697,774	15,227,713
Changes in the allowances - Transfer to stage 1	392,454	465,545
- Transfer to stage 2	(749,463)	(624,014)
- Transfer to stage 3	(113,903)	(63,263)
- Charge-offs	(13,979)	(13,837)
New financial assets originated or purchased	6,487,407	5,530,053
Financial assets that have been derecognized	(5,024,522)	(4,221,649)
Net transfer from (to) group assessed	(20,807)
Foreign exchange and other movements	36,154	1,397,226
Balances as of December 31, 2018	18,691,115	17,697,774
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	11,935,270	10,143,732
Changes in the allowances - Transfer to stage 1	158,836	252,306
- Transfer to stage 2	(430,358)	(297,179)
- Transfer to stage 3	(85,689)	(38,989)
- Charge-offs	(654)	(248)
New financial assets originated or purchased	4,901,848	4,181,172
Financial assets that have been derecognized	(4,049,247)	(3,359,810)
Net transfer from (to) group assessed	(20,807)
Foreign exchange and other movements	36,212	1,054,286
Balances as of December 31, 2018	12,445,411	11,935,270
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	2,532,128	3,540,274
Changes in the allowances - Transfer to stage 1	(371,983)	(453,418)
- Transfer to stage 2	816,577	684,868
- Transfer to stage 3	(192,565)	(138,912)
- Charge-offs	(22,862)	(26,525)
New financial assets originated or purchased	583,765	501,380
Financial assets that have been derecognized	(771,046)	(871,600)
Net transfer from (to) group assessed	(25,659)
Foreign exchange and other movements	315,844	(703,939)
Balances as of December 31, 2018	2,864,199	2,532,128
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	1,428,951	2,252,265
Changes in the allowances - Transfer to stage 1	(145,228)	(245,768)
- Transfer to stage 2	454,203	319,361
- Transfer to stage 3	(113,481)	(70,966)
- Charge-offs	(1,314)	(2,739)
New financial assets originated or purchased	341,720	271,747
Financial assets that have been derecognized	(506,777)	(638,568)
Net transfer from (to) group assessed	(25,659)
Foreign exchange and other movements	293,402	(456,381)
Balances as of December 31, 2018	1,725,817	1,428,951
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	744,034	1,245,571
Changes in the allowances - Transfer to stage 1	(20,471)	(12,127)
- Transfer to stage 2	(67,114)	(60,854)
- Transfer to stage 3	306,468	202,175
- Charge-offs	(114,590)	(105,451)
New financial assets originated or purchased	184,664	186,025
Financial assets that have been derecognized	(201,451)	(212,737)
Foreign exchange and other movements	137,454	(498,568)
Balances as of December 31, 2018	968,994	744,034
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	494,125	951,502
Changes in the allowances - Transfer to stage 1	(13,608)	(6,538)
- Transfer to stage 2	(23,845)	(22,182)
- Transfer to stage 3	199,170	109,955
- Charge-offs	(74,877)	(68,752)
New financial assets originated or purchased	115,347	131,865
Financial assets that have been derecognized	(149,445)	(172,661)
Foreign exchange and other movements	131,943	(429,064)
Balances as of December 31, 2018	$ 678,810	$ 494,125